Submission	Dec. 03, 2024
Submission [Line Items]
Central Index Key	0000064803
Registrant Name	CVS Health Corporation
Registration File Number	333-272200
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES